Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012 Series A-1 Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A-1 Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A-2 Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A-2 Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C Convertible Preferred Stock [Member]	Dec. 31, 2011 Series C Convertible Preferred Stock [Member]	Dec. 31, 2012 Series D Convertible Preferred Stock [Member]	Dec. 31, 2011 Series D Convertible Preferred Stock [Member]	Dec. 31, 2012 Series D-2 Convertible Preferred Stock [Member]	Dec. 31, 2011 Series D-2 Convertible Preferred Stock [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded in calculation of earning per share	116,270	2,156,114	2,156,114	392,274	392,274	4,336,037	4,336,037	5,909,906	5,909,906	769,468	769,468	3,391,991	3,391,991	180,784	180,784	3,249,702	2,885,417